Document and Entity Information	12 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2012
Registrant Name	GMO Series Trust
Central Index Key	0001521894
Amendment Flag	false
Document Creation Date	Sep 11, 2012
Document Effective Date	Sep 11, 2012
Prospectus Date	Aug 31, 2012

GMO SERIES TRUST

Supplement dated September 11, 2012 to

GMO Series Trust Prospectus and Statement of Additional Information,

each dated August 31, 2012

GMO Global Asset Allocation Series Fund

The reference to the benchmark of GMO Global Asset Allocation Series Fund that appears in the Average Annual Total Returns table on page 69 of the Prospectus is amended to "GMO Global Asset Allocation Index."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Supplement [Text Block]	gmost1_SupplementTextBlock

GMO SERIES TRUST

Supplement dated September 11, 2012 to

GMO Series Trust Prospectus and Statement of Additional Information,

each dated August 31, 2012

GMO Global Asset Allocation Series Fund

The reference to the benchmark of GMO Global Asset Allocation Series Fund that appears in the Average Annual Total Returns table on page 69 of the Prospectus is amended to "GMO Global Asset Allocation Index."

GMO Global Asset Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmost1_SupplementTextBlock

GMO SERIES TRUST

Supplement dated September 11, 2012 to

GMO Series Trust Prospectus and Statement of Additional Information,

each dated August 31, 2012

GMO Global Asset Allocation Series Fund

The reference to the benchmark of GMO Global Asset Allocation Series Fund that appears in the Average Annual Total Returns table on page 69 of the Prospectus is amended to "GMO Global Asset Allocation Index."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 11, 2012